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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13 F COVER PAGE

         Report for the Calendar Year or Quarter Ended June 30, 1999.

        Check here if Amendment [   ]: Amendment Number: ______________

                       This Amendment (Check one only):
                        [  ] is a restatement.
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     BT Financial Corporation
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Address:  551 Main Street
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          Johnstown, PA 15901
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Form 13F File Number:  28-07666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven C. Ackmann
Title:    President and Chief Operating Officer
Phone:    814-536-3801

Signature, Place, and Date of Signing:

/s/Steven C. Ackmann     Johnstown, Pennsylvania                8/13/99
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[Signature]              [City, State]                          [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             Form 13F SUMMARY PAGE


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Number                1

Form 13F File Number  28-07668

Name                  Laurel Trust Company




Laurel Trust Company, a wholly-owned subsidiary of BT Financial Corporation, a bank holding company, incorporated under the laws of Pennsylvania, and BT Financial Corporation exercise investment discretion with respect to the same 13F securities. Pursuant to General Instruction 2 of Form 13 F, this filing indicates that Laurel Trust Company is reporting on behalf of BT Financial Corporation on Laurel Trust Company's Form 13 F for the quarter ended June 30, 1999.